Financial Assets at Fair Value Through Comprehensive Income - Schedule of Financial Assets at Fair Value Through Comprehensive Income of Debt Securities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Current assets	¥ 360,979	¥ 511,250
Non-current assets		65,744
U.S. Treasury Bills
Disclosure Of Financial Instruments [Line Items]
Current assets	157,606	271,499
Non-current assets		11,739
U.S. Government Agency Bond
Disclosure Of Financial Instruments [Line Items]
Current assets	36,724	8,365
Listed Bonds
Disclosure Of Financial Instruments [Line Items]
Current assets	26,935	52,730
Non-current assets		54,005
Unlisted Debt Securities
Disclosure Of Financial Instruments [Line Items]
Current assets	¥ 139,714	¥ 178,656